Prospectus Supplement dated June 30, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Multi-Sector Fund
Effective June 25, 2010, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Juan Hartsfield, (lead manager with respect to the fund’s investments in the leisure sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

•	Andrew Lees, (lead manager with respect to the fund’s investments in the energy sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC.

•	Derek Taner, (lead manager with respect to the fund’s investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

•	Warren Tennant, (lead manager with respect to the fund’s investments in the technology sector), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco and/or its affiliates since 2000.

•	Meggan Walsh, (lead manager with respect to the fund’s investments in the financial sector), Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.
     The lead managers generally have final authority over all aspects of their portions of the fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 30, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Plus Bond Fund Invesco Floating Rate Fund Invesco Multi-Sector Fund Invesco Select Real Estate Income Fund	Invesco Structured Core Fund Invesco Structured Growth Fund Invesco Structured Value Fund
Effective June 25, 2010, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Multi-Sector” in the prospectus:
•	“Juan Hartsfield, (lead manager with respect to the fund’s investments in the leisure sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

•	Andrew Lees, (lead manager with respect to the fund’s investments in the energy sector), Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2005. From 2004 to 2005, he was the director of investment banking for Trinity Capital Services, LLC.

•	Derek Taner, (lead manager with respect to the fund’s investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with Invesco and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

•	Warren Tennant, (lead manager with respect to the fund’s investments in the technology sector), Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco and/or its affiliates since 2000.

•	Meggan Walsh, (lead manager with respect to the fund’s investments in the financial sector), Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.”